Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment

(In thousand Euros)	Buildings and Leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at January 1, 2022	12,623	2,646	9,167	838	25,274
Additions	7,105	1,542	27,443	172	36,262
Disposals	—	—	—	—	—
Business Combination	—	126	1,441	—	1,567
Transfers	640	18	180	(838)	—
Depreciation for the year	(1,693)	(525)	(2,781)	—	(4,999)
Translation differences	—	2	(228)	—	(226)
Balance at December 31, 2022	18,675	3,809	35,222	172	57,878
Additions	807	220	6,887	1,192	9,106
Disposals	—	—	—	—	—
Business Combination	1,234	—	17,088	—	18,322
Transfers	363	(26)	929	(1,266)	—
Depreciation for the year	(1,984)	(705)	(5,765)		(8,454)
Translation differences	(31)	(24)	(614)	—	(669)
Balance at December 31, 2023	19,064	3,274	53,747	98	76,183
Cost
At December 31, 2021	13,084	3,061	9,871	838	26,854
At December 31, 2022	20,829	4,749	38,707	172	64,457
At December 31, 2023	23,202	4,919	62,997	98	91,216
Accumulated depreciation
At December 31, 2021	(460)	(416)	(704)	—	(1,580)
At December 31, 2022	(2,153)	(941)	(3,485)	—	(6,579)
At December 31, 2023	(4,137)	(1,646)	(9,250)	—	(15,033)